Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$
Trade payables	134,982	4,970
Accrued liabilities	10,000	10,000
	144,982	14,970